11 Intangible assets and goodwill (Details 1) - Carrying amount [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IPTAN - Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. ("IPTAN") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	R$ 17,446	R$ 17,446
Licenses with indefinite useful life	57,214	57,214
Cash generating units	126,397	110,224
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	87,647	87,647
Licenses with indefinite useful life
Cash generating units	119,227	106,924
Instituto De Educacao Superior Do Vale Do Parnaiba S.A. ("IESVAP") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	27,956	27,956
Licenses with indefinite useful life	81,366	81,366
Cash generating units	112,898	119,129
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	58,903	58,903
Licenses with indefinite useful life	144,507	150,156
Cash generating units	267,279	227,271
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,664	4,664
Licenses with indefinite useful life	56,737	56,737
Cash generating units	48,411	68,354
Medcel Editora and CBB Web [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	139,294	139,294
Licenses with indefinite useful life
Cash generating units	219,359	213,881
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	73,838	73,838
Licenses with indefinite useful life	179,693	179,693
Cash generating units	380,410	251,364
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	49,661	49,661
Licenses with indefinite useful life	70,606	70,606
Cash generating units	160,787	133,996
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill
Licenses with indefinite useful life	108,000	108,000
Cash generating units	122,325	R$ 106,964
IPEMED [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	87,647
Licenses with indefinite useful life
Cash generating units	119,227
ESMC [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill
Licenses with indefinite useful life	5,649
Cash generating units	7,230
UniRedentor [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	77,662
Licenses with indefinite useful life	121,477
Cash generating units	253,370
UniSL [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,420
Licenses with indefinite useful life	249,387
Cash generating units	258,234
PEBMED [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	84,175
Licenses with indefinite useful life
Cash generating units	143,328
Faculdade de Ensino Superior da Amazonia Reunida - (FESAR) [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	71,664
Licenses with indefinite useful life	141,616
Cash generating units	263,914
FCMPB [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	110,483
Licenses with indefinite useful life	235,018
Cash generating units	380,682
MEDPHONE [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,843
Licenses with indefinite useful life
Cash generating units	6,477
Medcel and CBBW [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	139,294
Cash generating units	R$ 219,359